                                         As filed pursuant to Rule 497
                                         under the Securities Act of 1933
                                         Registration No. 333-58314 and 811-3859


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
             (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES AND
              THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITIES)
--------------------------------------------------------------------------------

                   SUPPLEMENT TO THE WM DIVERSIFIED STRATEGIES
                          PROSPECTUS DATED JULY 9, 2001

                 SUPPLEMENT TO THE WM DIVERSIFIED STRATEGIES III
                        PROSPECTUS DATED NOVEMBER 1, 2001

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    On December 5, 2001, the Board of Trustees of WM Variable Trust ("Trust")
    approved the addition of two sub-advisors to manage the Growth Fund series of the Trust. The addition of Columbia Management Company ("Columbia") and OppenheimerFunds, Inc. ("Oppenheimer") to join Janus Capital Corporation ("Janus") as sub-advisors to the Growth Fund series is subject to shareholder approval. If approved, the following change will become effective on March 1, 2002:

    All references to the Growth Fund sub-advisor throughout the prospectus refer to (i) Columbia, (ii) Oppenheimer, and (iii) Janus. This change will not affect the investment objective of the Growth Fund.

    On December 5, 2001, the Board of Trustees of the Trust also approved changes to the region of investment focus (adding California) and name of the Growth Fund of the Northwest series of the Trust. Effective March 1, 2002, the fund's name will be the West Coast Equity Fund. The following changes to the prospectus will become effective on March 1, 2002:

    All references to the "Growth Fund of the Northwest" throughout the prospectus are replaced with "West Coast Equity Fund."

                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

Date:   January 22, 2002

                                         As filed pursuant to Rule 497
                                         under the Securities Act of 1933
                                         Registration No. 333-58314 and 811-3859


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
             (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES AND
              THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITIES)
--------------------------------------------------------------------------------

                   SUPPLEMENT TO THE WM DIVERSIFIED STRATEGIES
             STATEMENT OF ADDITIONAL INFORMATION DATED JULY 9, 2001

                 SUPPLEMENT TO THE WM DIVERSIFIED STRATEGIES III
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2001

--------------------------------------------------------------------------------


    On December 5, 2001, the Board of Trustees of the Trust approved changes to the region of investment focus (adding California) and name of the Growth Fund of the Northwest series of the Trust. Effective March 1, 2002, the fund's name will be the West Coast Equity Fund. The following changes to the Statement of Additional Information will become effective on March 1, 2002:

    All references to the "Growth Fund of the Northwest" throughout the Statement of Additional Information are replaced with "West Coast Equity Fund."


                     PLEASE KEEP THIS SUPPLEMENT WITH YOUR
                      STATEMENT OF ADDITIONAL INFORMATION.

Date: January 22, 2002